Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [text block]
Amounts in US$ '000	2017	2016
Crude oil	1,969	1,521
Materials and spares	3,769	1,994
	5,738	3,515